Intangible assets - Additional information (Details) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 01, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment			€ 32
Bonds maturity year		30 years
Percentage decrease in available cash flow		10.00%
Change in discount rate assumption		1.00%
Change in future growth rate assumption		0.00%
Impairment of an intangible asset		€ 22
Retail Turkey
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill inflation adjustment	€ 25
Goodwill impairment	32
Discount rate | Retail Turkey
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input, assets				0.2404
Terminal growth rate | Retail Turkey
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input, assets				0.1040
Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	€ 540	€ 540	573
Software in payments and cash management business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of an intangible asset			€ 51